SHARE-BASED COMPENSATION PLAN - Long term compensation plans ("PS and SAR") (Details)	12 Months Ended
	Dec. 31, 2024 BRL (R$) shares R$ / shares shares	Dec. 31, 2023 BRL (R$) shares R$ / shares	Dec. 31, 2022 BRL (R$)
SHARE-BASED COMPENSATION PLAN
Time to calculate the average price of shares based on recent trading sessions	90 days
Number of shares
Share-based compensation plans | R$	R$ 361,974,000	R$ 268,489,000
Phantom Share Units Psus
Number of shares
Average exercise price | R$ / shares	R$ 42.36	R$ 58.07
PSO
Number of shares
Opening balance	9,728,425
Granted during of the year	2,981,547
Cancelled	(923,167)
Exercised	(1,690,308)
Closing balance	10,096,497	9,728,425
Available For Completion Share Units	458,664
Restricted Stock, Year One	3,591,140
Restricted Stock, Year Two	3,049,039
Restricted Stock, Year Three	2,793,223
Restricted Stock, Year Four	204,431
Share-based compensation plans | R$	R$ 361,974,000	R$ 268,489,000	R$ 162,117,000
Increase Provision Share Based Payment | R$	173,486,000	154,318,000
Decrease Provision Share Based Payment | R$	(80,001,000)	R$ (47,946,000)
PSO | Grant Year 2019
Number of shares
Fair value on the grant date | R$	R$ 42.81
Opening balance	39,461
Granted during of the year	903
Cancelled
Exercised	(40,364)
Closing balance		39,461
Available For Completion Share Units
Restricted Stock, Year One
Restricted Stock, Year Two
Restricted Stock, Year Three
Restricted Stock, Year Four
PSO | Grant Year 2020
Number of shares
Fair value on the grant date | R$	R$ 38.36
Opening balance	984,160
Granted during of the year	22,525
Cancelled	(204,963)
Exercised	(768,338)
Closing balance	33,384	984,160
Available For Completion Share Units	33,384
Restricted Stock, Year One
Restricted Stock, Year Two
Restricted Stock, Year Three
Restricted Stock, Year Four
PSO | Grant Year 2021
Number of shares
Fair value on the grant date | R$	R$ 62.15
Opening balance	1,724,020
Granted during of the year	39,387
Cancelled	(66,231)
Exercised	(822,696)
Closing balance	874,480	1,724,020
Available For Completion Share Units	425,280
Restricted Stock, Year One	449,200
Restricted Stock, Year Two
Restricted Stock, Year Three
Restricted Stock, Year Four
PSO | Grant Year 2022
Number of shares
Fair value on the grant date | R$	R$ 57.54
Opening balance	3,686,722
Granted during of the year	84,207
Cancelled	(286,478)
Exercised	(23,014)
Closing balance	3,461,437	3,686,722
Available For Completion Share Units
Restricted Stock, Year One	3,113,607
Restricted Stock, Year Two	324,611
Restricted Stock, Year Three	23,219
Restricted Stock, Year Four
PSO | Grant Year 2023
Number of shares
Fair value on the grant date | R$	R$ 48.79
Opening balance	3,294,062
Granted during of the year	74,647
Cancelled	(283,548)
Exercised	(32,982)
Closing balance	3,052,179	3,294,062
Available For Completion Share Units
Restricted Stock, Year One	28,333
Restricted Stock, Year Two	2,721,535
Restricted Stock, Year Three	302,311
Restricted Stock, Year Four
PSO | Grant Year 2024
Number of shares
Fair value on the grant date | R$	R$ 56.52
Opening balance
Granted during of the year	2,759,878
Cancelled	(81,947)
Exercised	(2,914)
Closing balance	2,675,017
Available For Completion Share Units
Restricted Stock, Year One
Restricted Stock, Year Two	2,893
Restricted Stock, Year Three	2,467,693
Restricted Stock, Year Four	204,431
SAR and PLUS | PSO | Top of range
SHARE-BASED COMPENSATION PLAN
Vesting period	5 years